Retirement Benefit Schemes - Schedule of Defined Benefit Amounts Recognised in Income Statement (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Defined Benefit Plans [Line Items]
– current service cost	£ 38	£ 37
– past service credit, curtailments and settlements	(18)	(6)
– interest on scheme liabilities	316	347
– interest on scheme assets	(320)	(354)
– interest on unrecognised funded scheme surpluses	3	4	£ 1
Defined benefit schemes	19	28
Defined contribution schemes	96	80
Total amount recognised in the income statement	115	108	133
Pension schemes
Disclosure Of Defined Benefit Plans [Line Items]
– current service cost	37	36
– past service credit, curtailments and settlements	(18)	(7)
– interest on scheme liabilities	288	315
– interest on scheme assets	(312)	(345)
– interest on unrecognised funded scheme surpluses	3	4	1
Defined benefit schemes	(2)	3
Defined contribution schemes	96	80
Total amount recognised in the income statement	94	83
Healthcare schemes
Disclosure Of Defined Benefit Plans [Line Items]
– current service cost	1	1
– past service credit, curtailments and settlements	0	1
– interest on scheme liabilities	28	32
– interest on scheme assets	(8)	(9)
– interest on unrecognised funded scheme surpluses	0	0	£ 0
Defined benefit schemes	21	25
Defined contribution schemes	0	0
Total amount recognised in the income statement	£ 21	£ 25